Loans And Leases (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Leases [Abstract]
Recorded Invetment In Loans By Portfolio Segment

	December 31, 2017	December 31, 2016
Commercial (1)	$101,975	$71,334
Real estate:
Single-family residential	95,578	92,544
Multi-family residential	35,665	34,291
Commercial	111,866	105,313
Construction	42,862	25,822
Consumer:
Home equity lines of credit	25,054	23,109
Other	376	637
Subtotal	413,376	353,050
Less: ALLL	(6,970)	(6,925)
Loans and Leases, net	$406,406	$346,125

(1)	Includes $6,008 and $2,874 of commercial leases at December 31, 2017 and December 31, 2016, respectively.

Activity in ALLL by portfolio segment

	December 31, 2017
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925
Addition to (reduction in) provision for loan losses	335	157	(56)	(584)	92	88	(32)	-
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	2	20	-	-	-	23	-	45
Ending balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

	December 31, 2016
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620
Addition to (reduction in) provision for loan losses	390	149	(132)	(128)	19	(4)	(64)	230
Charge-offs	(123)	(147)	-	-	-	(53)	(1)	(324)
Recoveries	-	42	143	145	-	69	-	399
Ending balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

Balance in ALLL and recorded investment in loans by portfolio segment and based on impairment method

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2017:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$26	$-	$-	$-	$26
Collectively evaluated for impairment	1,984	912	660	2,117	672	597	2	6,944
Total ending allowance balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

Loans:
Individually evaluated for impairment	$277	$116	$-	$3,183	$-	$-	$-	$3,576
Collectively evaluated for impairment	101,698	95,462	35,665	108,683	42,862	25,054	376	409,800
Total ending loan balance	$101,975	$95,578	$35,665	$111,866	$42,862	$25,054	$376	$413,376

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2016:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$-	$-	$21	$-	$-	$-	$22
Collectively evaluated for impairment	1,646	735	716	2,706	580	486	34	6,903
Total ending allowance balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

Loans:
Individually evaluated for impairment	557	$122	$37	$2,732	$-	$-	$-	$3,448
Collectively evaluated for impairment	70,777	92,422	34,254	102,581	25,822	23,109	637	349,602
Total ending loan balance	$71,334	$92,544	$34,291	$105,313	$25,822	$23,109	$637	$353,050

Individually evaluated for impairment by class of loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2017. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31. 2017 totaled $190.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$391	$137	$-	$142	$26
Land	-	-	-	-	-
Total with no allowance recorded	391	137	-	142	26

With an allowance recorded:
Commercial	277	277	-	291	9
Real estate:
Single-family residential	116	116	-	118	6
Commercial:
Non-owner occupied	2,856	2,856	24	2,882	154
Owner occupied	190	190	2	194	9
Total with an allowance recorded	3,439	3,439	26	3,485	178
Total	$3,830	$3,576	$26	$3,627	$204

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2016. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31. 2016 totaled $216.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$476	$358	$-	$436	$13
Real estate:
Multi-family residential	37	37	-	41	2
Commercial:
Non-owner occupied	112	112	-	114	8
Owner occupied	871	350	-	360	46
Total with no allowance recorded	1,496	857	-	951	69

With an allowance recorded:
Commercial	199	199	1	232	9
Real estate:
Single-family residential	122	122	-	125	7
Commercial:
Non-owner occupied	2,068	2,068	19	2,086	126
Owner occupied	202	202	2	208	10
Total with an allowance recorded	2,591	2,591	22	2,651	152
Total	$4,087	$3,448	$22	$3,602	$221

Recorded investment in nonaccrual loans by class of loans

	2017	2016
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	115	263
Real estate:
Single-family residential	253	397
Consumer:
Home equity lines of credit:
Originated for portfolio	-	44
Purchased for portfolio	102	-
Total nonaccrual	470	704
Total nonperforming loans	$470	$704

Aging of recorded investment in past due loans by class of loans

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2017:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$101,975	$115
Real estate:
Single-family residential	1,610	27	104	1,741	93,837	149
Multi-family residential	-	-	-	-	35,665	-
Commercial:
Non-owner occupied	-	-	-	-	67,792	-
Owner occupied	-	-	-	-	38,787	-
Land	-	-	-	-	5,287	-
Construction	-	-	-	-	42,862	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	24,592	-
Purchased for portfolio	-	-	102	102	360	-
Other	24	-	-	24	352	-
Total	$1,634	$27	$206	$1,867	$411,509	$264

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2016:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$119	$119	$71,215	$144
Real estate:
Single-family residential	284	49	106	439	92,105	291
Multi-family residential	-	-	-	-	34,291	-
Commercial:
Non-owner occupied	-	-	-	-	60,936	-
Owner occupied	269	600	-	869	34,891	-
Land	-	-	-	-	8,617	-
Construction	48	-	-	48	25,774	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	15	-	15	22,440	44
Purchased for portfolio	69	-	-	69	585	-
Other	-	-	-	-	637	-
Total	$670	$664	$225	$1,559	$351,491	$479

Loans modified as TDRs by class of loans

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2017:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	1	$841	$841
Total	1	$841	$841

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2016:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	1	$339	$339
Total	1	$339	$339

Schedule of debtor troubled debt restructuring, subsequent periods

	2017	2016
Commercial	$115	$144
Total	$115	$144

Financing receivable credit quality indicators

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2017 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2017.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$98,829	$2,869	$277	$101,975
Real estate:
Single-family residential	95,317	-	-	261	95,578
Multi-family residential	-	35,036	466	163	35,665
Commercial:
Non-owner occupied	88	65,161	1,711	832	67,792
Owner occupied	-	37,453	1,008	326	38,787
Land	-	5,287	-	-	5,287
Construction	2,239	40,623	-	-	42,862
Consumer:
Home equity lines of credit:
Originated for portfolio	24,516	-	-	76	24,592
Purchased for portfolio	360	-	-	102	462
Other	376	-	-	-	376
	$122,896	$282,389	$6,054	$2,037	$413,376

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2016 follows.  There were no loans rated doubtful at December 31, 2016.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$47	$70,444	$286	$557	$71,334
Real estate:
Single-family residential	92,130	-	-	414	92,544
Multi-family residential	-	33,615	505	171	34,291
Commercial:
Non-owner occupied	115	58,183	1,782	856	60,936
Owner occupied	-	33,493	1,048	1,219	35,760
Land	-	6,380	-	2,237	8,617
Construction	1,997	23,825	-	-	25,822
Consumer:
Home equity lines of credit:
Originated for portfolio	22,328	-	-	127	22,455
Purchased for portfolio	512	-	-	142	654
Other	637	-	-	-	637
	$117,766	$225,940	$3,621	$5,723	$353,050